UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: May 31*

Date of reporting period: February 28, 2011

*	This Form N-Q pertains to the following series of the Registrant: MFS Absolute Return Fund, MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Emerging Markets Equity Fund, MFS Global Bond Fund, MFS Growth Allocation Fund, MFS International Diversification Fund, MFS International Growth Fund, MFS International Value Fund and MFS Moderate Allocation Fund.

ITEM 1.	SCHEDULE OF INVESTMENTS.

There is no schedule of Investments for the MFS Absolute Return Fund, a series of the Registrant, because the series did not commence operations until after the period-end.

MFS INVESTMENT MANAGEMENT

MFS® Aggressive Growth Allocation Fund

QUARTERLY REPORT

February 28, 2011

MFS Aggressive Growth Allocation Fund

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds – 99.9%
MFS Commodity Strategy Fund - Class I	4,209,439	$58,258,640
MFS Core Growth Fund - Class I (a)	7,833,545	149,620,705
MFS Emerging Markets Equity Fund - Class I	667,983	22,838,323
MFS Global Real Estate Fund - Class I	3,998,544	58,218,804
MFS International Growth Fund - Class I	3,464,511	91,948,114
MFS International New Discovery Fund - Class I	2,027,511	46,065,054
MFS International Value Fund - Class I	3,462,496	92,344,762
MFS Mid Cap Growth Fund - Class I (a)	11,777,132	115,886,978
MFS Mid Cap Value Fund - Class I	8,199,853	116,109,916
MFS New Discovery Fund - Class I	2,177,155	58,521,938
MFS Research Fund - Class I	3,902,188	103,603,083
MFS Research International Fund - Class I	5,621,938	92,424,668
MFS Value Fund - Class I	6,203,449	150,061,422

Total Underlying Affiliated Funds		$1,155,902,407

Money Market Funds (v) – 0.1%
MFS Institutional Money Market Portfolio, 0.2%, at Net Asset Value	825,857	$825,857

Total Investments		$1,156,728,264

Other Assets, Less Liabilities – (0.0)%		(461,572)

Net Assets – 100.0%		$1,156,266,692

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

MFS Aggressive Growth Allocation Fund

Supplemental Information (Unaudited) 2/28/11

(1) Investment Valuations

Open-end investment companies (underlying affiliated funds) are generally valued at their net asset value per share. The investments of underlying affiliated funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying affiliated fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$1,156,728,264	$—	$—	$1,156,728,264

For further information regarding security characteristics, see the Portfolio of Investments

2

MFS Aggressive Growth Allocation Fund

Supplemental Information (Unaudited) 2/28/11 - continued

(1) Investment Valuations - continued

Of the level 1 investments presented above, equity investments amounting to $161,248,139 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$852,505,070

Gross unrealized appreciation	$304,223,194
Gross unrealized depreciation	—

Net unrealized appreciation (depreciation)	$304,223,194

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	—	4,782,473	(573,034)	4,209,439
MFS Core Growth Fund	8,298,582	357,455	(822,492)	7,833,545
MFS Emerging Markets Equity Fund	667,809	62,290	(62,116)	667,983
MFS Global Real Estate Fund	3,390,951	956,514	(348,921)	3,998,544
MFS Institutional Money Market Portfolio	—	8,742,761	(7,916,904)	825,857
MFS International Growth Fund	3,444,372	284,099	(263,960)	3,464,511
MFS International New Discovery Fund	2,072,479	145,064	(190,032)	2,027,511
MFS International Value Fund	3,372,669	277,077	(187,250)	3,462,496
MFS Mid Cap Growth Fund	13,397,218	505,751	(2,125,837)	11,777,132
MFS Mid Cap Value Fund	9,194,467	281,473	(1,276,087)	8,199,853
MFS New Discovery Fund	2,310,047	191,041	(323,933)	2,177,155
MFS Research Fund	4,239,013	191,663	(528,488)	3,902,188
MFS Research International Fund	5,636,702	448,549	(463,313)	5,621,938
MFS Value Fund	6,367,750	362,090	(526,391)	6,203,449

3

MFS Aggressive Growth Allocation Fund

Supplemental Information (Unaudited) 2/28/11 - continued

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers - continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$719,587	$—	$141,039	$58,258,640
MFS Core Growth Fund	(1,448,130)	—	—	149,620,705
MFS Emerging Markets Equity Fund	505,218	—	84,029	22,838,323
MFS Global Real Estate Fund	(44,532)	5,538,781	2,751,480	58,218,804
MFS Institutional Money Market Portfolio	—	—	188	825,857
MFS International Growth Fund	12,523	—	792,457	91,948,114
MFS International New Discovery Fund	237,287	—	481,485	46,065,054
MFS International Value Fund	(124,621)	—	1,044,468	92,344,762
MFS Mid Cap Growth Fund	(170,462)	—	—	115,886,978
MFS Mid Cap Value Fund	(1,859,962)	—	875,281	116,109,916
MFS New Discovery Fund	1,105,769	3,075,690	—	58,521,938
MFS Research Fund	140,077	—	887,184	103,603,083
MFS Research International Fund	(798,888)	—	1,250,284	92,424,668
MFS Value Fund	(1,649,644)	—	1,728,228	150,061,422

	$(3,375,778)	$8,614,471	$10,036,123	$1,156,728,264

4

MFS INVESTMENT MANAGEMENT

MFS® Conservative Allocation Fund

QUARTERLY REPORT

February 28, 2011

MFS Conservative Allocation Fund

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds – 99.9%
MFS Commodity Strategy Fund - Class I	888,172	$12,292,301
MFS Core Growth Fund - Class I (a)	3,821,566	72,991,914
MFS Diversified Target Return Fund - Class I	2,594,968	24,081,301
MFS Emerging Markets Debt Fund - Class I	2,529,180	36,293,733
MFS Global Bond Fund - Class I	5,783,546	60,553,724
MFS Global Real Estate Fund - Class I	844,042	12,289,250
MFS Government Securities Fund - Class I	11,938,641	120,819,048
MFS High Income Fund - Class I	17,076,292	60,450,072
MFS Inflation-Adjusted Bond Fund - Class I	11,750,549	121,383,169
MFS International Growth Fund - Class I	914,423	24,268,785
MFS International Value Fund - Class I	911,076	24,298,397
MFS Limited Maturity Fund - Class I	19,542,596	120,577,819
MFS Mid Cap Growth Fund - Class I (a)	5,000,911	49,208,969
MFS Mid Cap Value Fund - Class I	3,466,588	49,086,879
MFS New Discovery Fund - Class I	927,873	24,941,218
MFS Research Bond Fund - Class I	19,597,203	205,574,662
MFS Research Fund - Class I	2,744,371	72,863,057
MFS Research International Fund - Class I	2,963,330	48,717,142
MFS Value Fund - Class I	3,016,391	72,966,500

Total Underlying Affiliated Funds		$1,213,657,940

Money Market Funds (v) – 0.0%
MFS Institutional Money Market Portfolio, 0.2%, at Net Asset Value	66	$66

Total Investments		$1,213,658,006

Other Assets, Less Liabilities – 0.1%		875,037

Net Assets – 100.0%		$1,214,533,043

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

MFS Conservative Allocation Fund

Supplemental Information (Unaudited) 2/28/11

(1) Investment Valuations

Open-end investment companies (underlying affiliated funds) are generally valued at their net asset value per share. The investments of underlying affiliated funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying affiliated fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$1,213,658,006	$—	$—	$1,213,658,006

For further information regarding security characteristics, see the Portfolio of Investments.

2

MFS Conservative Allocation Fund

Supplemental Information (Unaudited) 2/28/11 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,028,310,507

Gross unrealized appreciation	$185,596,769
Gross unrealized depreciation	(249,270)

Net unrealized appreciation (depreciation)	$185,347,499

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	—	1,048,786	(160,614)	888,172
MFS Core Growth Fund	3,466,455	728,381	(373,270)	3,821,566
MFS Diversified Target Return Fund	2,028,244	576,756	(10,032)	2,594,968
MFS Emerging Markets Debt Fund	3,333,823	543,187	(1,347,830)	2,529,180
MFS Global Bond Fund	—	5,877,772	(94,226)	5,783,546
MFS Global Real Estate Fund	661,557	279,480	(96,995)	844,042
MFS Government Securities Fund	9,528,199	2,762,995	(352,553)	11,938,641
MFS High Income Fund	14,493,400	2,935,816	(352,924)	17,076,292
MFS Inflation-Adjusted Bond Fund	9,546,913	2,516,027	(312,391)	11,750,549
MFS Institutional Money Market Portfolio	—	9,219,039	(9,218,973)	66
MFS International Growth Fund	851,836	153,165	(90,578)	914,423
MFS International Value Fund	831,801	137,929	(58,654)	911,076
MFS Limited Maturity Fund	15,558,592	4,349,744	(365,740)	19,542,596
MFS Mid Cap Growth Fund	4,767,471	1,036,664	(803,224)	5,000,911
MFS Mid Cap Value Fund	3,273,296	609,951	(416,659)	3,466,588
MFS New Discovery Fund	903,571	210,177	(185,875)	927,873
MFS Research Bond Fund	18,796,081	3,952,098	(3,150,976)	19,597,203
MFS Research Fund	2,890,190	449,459	(595,278)	2,744,371
MFS Research International Fund	2,807,757	444,305	(288,732)	2,963,330
MFS Value Fund	2,660,253	571,428	(215,290)	3,016,391

3

MFS Conservative Allocation Fund

Supplemental Information (Unaudited) 2/28/11 - continued

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers - continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$271,973	$—	$30,872	$12,292,301
MFS Core Growth Fund	43,893	—	—	72,991,914
MFS Diversified Target Return Fund	(2,015)	—	591,833	24,081,301
MFS Emerging Markets Debt Fund	1,572,508	707,554	1,289,074	36,293,733
MFS Global Bond Fund	(26,545)	184,173	1,148,481	60,553,724
MFS Global Real Estate Fund	(23,756)	1,169,270	605,410	12,289,250
MFS Government Securities Fund	15,058	—	2,622,470	120,819,048
MFS High Income Fund	(2,901)	—	3,000,835	60,450,072
MFS Inflation-Adjusted Bond Fund	(14,109)	427,668	1,681,303	121,383,169
MFS Institutional Money Market Portfolio	—	—	172	66
MFS International Growth Fund	67,621	—	214,567	24,268,785
MFS International Value Fund	10,612	—	282,885	24,298,397
MFS Limited Maturity Fund	(83,880)	—	2,801,851	120,577,819
MFS Mid Cap Growth Fund	846,032	—	—	49,208,969
MFS Mid Cap Value Fund	486,606	—	378,407	49,086,879
MFS New Discovery Fund	351,004	1,326,492	—	24,941,218
MFS Research Bond Fund	(144,265)	—	5,641,053	205,574,662
MFS Research Fund	(34,945)	—	636,862	72,863,057
MFS Research International Fund	(107,333)	—	678,118	48,717,142
MFS Value Fund	(40,708)	—	843,626	72,966,500

	$3,184,850	$3,815,157	$22,447,819	$1,213,658,006

4

MFS INVESTMENT MANAGEMENT®

MFS® Emerging Markets Equity Fund

QUARTERLY REPORT

February 28, 2011

MFS Emerging Markets Equity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11

Issuer	Shares/Par	Value ($)
Common Stocks – 99.2%
Airlines – 0.8%
Copa Holdings S.A., “A”	38,030	$2,028,140
Grupo Aeroportuario del Sureste S.A. de C.V., ADR	73,700	4,029,916

		$6,058,056

Alcoholic Beverages – 0.6%
Companhia de Bebidas das Americas, ADR	176,470	$4,766,455

Apparel Manufacturers – 3.1%
Arezzo Industria e Comercio S.A. (a)	229,070	$2,946,326
Cia.Hering S.A.	238,200	3,554,818
Li & Fung Ltd.	1,656,000	10,109,561
Stella International Holdings	3,410,000	6,995,724

		$23,606,429

Automotive – 2.0%
Geely Automobile Holdings Ltd.	11,505,000	$4,970,312
Mando Corp.	79,620	10,393,648

		$15,363,960

Broadcasting – 0.5%
Grupo Televisa S.A., ADR (a)	144,930	$3,423,247

Brokerage & Asset Managers – 1.7%
BM&F Bovespa S.A.	620,400	$4,217,288
Bolsa Mexicana de Valores S.A. de C.V.	731,400	1,441,346
CETIP S.A. - Balcao Organizado de Ativos e Derivativos	225,300	3,310,846
Hong Kong Exchanges & Clearing Ltd.	171,600	3,729,716

		$12,699,196

Business Services – 4.0%
Cielo S.A.	512,810	$4,046,878
Infosys Technologies Ltd., ADR	253,010	16,875,767
Kroton Educacional S.A., IEU (a)	188,043	2,260,404
LPS Brasil - Consultoria de Imoveis S.A.	183,100	4,137,853
Redecard S.A.	186,100	2,404,826

		$29,725,728

Cable TV – 1.5%
Naspers Ltd.	193,756	$11,130,013

Computer Software – 0.3%
Totvs S.A.	23,500	$2,216,808

Computer Software - Systems – 2.5%
Acer, Inc.	2,814,161	$6,827,653
Hon Hai Precision Industry Co. Ltd.	2,238,496	8,243,535
NICE Systems Ltd., ADR (a)	103,150	3,573,632

		$18,644,820

Conglomerates – 1.7%
Alfa S.A de C.V., “A”	238,470	$2,969,816
First Pacific Co. Ltd.	12,010,000	9,545,698

		$12,515,514

Construction – 2.7%
Anhui Conch Cement Co. Ltd.	2,116,000	$10,186,865
Corporacion GEO S.A.B. de C.V., “B” (a)	657,050	1,849,132
Corporacion Moctezuma S.A. de C.V.	1,015,200	2,441,010
Duratex S.A.	308,844	3,099,949
Urbi Desarrollos Urbanos S.A. de C.V. (a)	1,282,290	2,806,681

		$20,383,637

1

MFS Emerging Markets Equity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 1.8%
Dabur India Ltd.	3,694,209	$8,213,530
Hengan International Group Co. Ltd.	593,500	4,401,046
Kimberly-Clark de Mexico S.A. de C.V., “A”	223,170	1,299,097

		$13,913,673

Consumer Services – 0.6%
Anhanguera Educacional Participacoes S.A.	210,500	$4,706,455

Electronics – 8.7%
Samsung Electronics Co. Ltd.	36,969	$30,385,114
Seoul Semiconductor Co. Ltd.	93,276	3,495,370
Siliconware Precision Industries Co. Ltd.	9,106,000	12,583,727
Taiwan Semiconductor Manufacturing Co. Ltd.	6,965,695	16,652,710
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	160,249	1,969,460

		$65,086,381

Energy - Independent – 6.0%
Bankers Petroleum Ltd. (a)	556,099	$5,397,575
China Shenhua Energy Co. Ltd.	1,412,500	5,885,845
CNOOC Ltd.	3,814,000	8,696,727
INPEX Corp.	890	6,258,400
PTT Exploration & Production Ltd.	1,152,400	6,784,366
Reliance Industries Ltd.	387,348	8,293,357
Turkiye Petrol Rafinerileri AS	157,040	3,909,424

		$45,225,694

Energy - Integrated – 5.5%
LUKOIL, ADR	136,520	$9,718,859
OAO Gazprom, ADR	519,570	15,285,749
Petroleo Brasileiro S.A., ADR	408,090	16,254,225

		$41,258,833

Food & Beverages – 1.0%
Grupo Continental S.A.	624,620	$2,152,171
M. Dias Branco S.A. Industria e Comercio de Alimentos	83,900	1,815,362
Tiger Brands Ltd.	149,290	3,911,023

		$7,878,556

Food & Drug Stores – 0.6%
Dairy Farm International Holdings Ltd.	394,200	$3,133,890
Shoprite Group PLC	108,195	1,498,025

		$4,631,915

Forest & Paper Products – 0.2%
Suzano Papel E Celulose S.A., IPS	153,650	$1,312,277

Gaming & Lodging – 1.2%
Genting Berhad	743,200	$2,444,750
Sands China Ltd. (a)	2,673,200	6,372,810

		$8,817,560

General Merchandise – 1.8%
Bim Birlesik Magazalar A.S.	50,368	$1,584,682
Lojas Renner S.A.	63,800	1,955,644
Shinsegae Co. Ltd.	43,545	9,626,082

		$13,166,408

Insurance – 3.1%
Brazil Insurance Participacoes e Administracao S.A. (a)	5,400	$6,166,607
China Pacific Insurance Co. Ltd.	2,451,600	9,940,212

2

MFS Emerging Markets Equity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – continued
Samsung Fire & Marine Insurance Co. Ltd.	34,466	$6,843,407

		$22,950,226

Internet – 0.0%
Universo Online S.A., IPS	200	$1,881

Machinery & Tools – 1.6%
Beml Ltd.	100,127	$1,372,447
Sinotruk Hong Kong Ltd.	6,740,000	6,470,024
TK Corp. (a)	239,208	4,103,394

		$11,945,865

Major Banks – 3.7%
Bank of China Ltd.	16,518,000	$8,744,124
Erste Group Bank AG	113,080	5,968,711
Standard Chartered PLC	349,531	9,324,566
Standard Chartered PLC	143,709	3,801,003

		$27,838,404

Medical & Health Technology & Services – 1.2%
Diagnosticos da America S.A.	477,600	$5,769,780
Fleury S.A.	261,600	3,466,931

		$9,236,711

Metals & Mining – 7.9%
Companhia Siderurgica Nacional S.A., ADR	112,610	$1,832,165
Grupo Mexico S.A.B. de C.V., “B”	945,865	3,591,200
Maanshan Iron & Steel Co. Ltd.	4,792,000	2,463,382
Magnitogorsk Iron & Steel Works, GDR	304,300	4,397,135
Mining & Metallurgical Co. Norilsk Nickel, ADR	268,050	6,473,407
MOIL Ltd.	254,511	2,227,545
Novolipetsk Steel, GDR	108,150	4,964,085
POSCO	8,865	3,630,326
Steel Authority of India Ltd.	2,105,945	7,140,659
Ternium S.A., ADR	61,250	2,207,450
Usinas Siderurgicas de Minas Gerais S.A., IPS	221,350	2,527,738
Vale S.A., ADR	530,830	18,170,311

		$59,625,403

Network & Telecom – 1.0%
HTC Corp.	207,183	$7,527,687

Oil Services – 0.3%
Tenaris S.A., ADR	53,170	$2,412,855

Other Banks & Diversified Financials – 13.8%
Banco Santander Chile, ADR	18,740	$1,558,231
Banco Santander S.A., IEU	412,900	4,985,672
Bancolombia S.A., ADR	29,090	1,656,094
Bank Negara Indonesia PT	1,181,000	476,203
China Construction Bank	16,049,490	14,078,968
China Merchants Bank Co. Ltd.	405,502	973,628
Commercial International Bank, GDR	818,404	4,795,847
Compartamos S.A.B. de C.V. (a)	709,560	1,367,819
Credicorp Ltd.	24,180	2,428,881
CSU Cardsystem S.A.	946,740	2,845,114
Hana Financial Group, Inc.	232,590	9,320,770
Housing Development Finance Corp. Ltd.	733,434	10,218,979
ICICI Bank Ltd.	253,258	5,469,415

3

MFS Emerging Markets Equity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Itau Unibanco Multiplo S.A., ADR	149,241	$3,316,135
Komercni Banka A.S. (a)	28,423	6,848,450
Public Bank Berhad	2,971,000	12,739,118
Public Bank Berhad	54,252	231,912
Sberbank of Russia	2,443,320	8,649,353
Turkiye Garanti Bankasi A.S.	2,662,265	11,789,733

		$103,750,322

Pharmaceuticals – 0.9%
Genomma Lab Internacional S.A., “B” (a)	927,700	$2,050,483
Teva Pharmaceutical Industries Ltd., ADR	88,260	4,421,826

		$6,472,309

Precious Metals & Minerals – 1.4%
Anglo American Platinum Corp. Ltd. (a)	57,950	$5,634,779
Gold Fields Ltd.	278,608	4,993,536

		$10,628,315

Real Estate – 1.5%
Brasil Brokers Participacoes	905,400	$4,217,364
China Overseas Land & Investment Ltd.	2,408,000	4,005,168
Hang Lung Properties Ltd.	763,000	3,252,645

		$11,475,177

Specialty Chemicals – 1.7%
Chugoku Marine Paints Ltd.	328,000	$2,895,177
Formosa Plastics Corp.	2,220,000	7,454,026
Mexichem S.A.B de C.V.	666,600	2,395,959

		$12,745,162

Specialty Stores – 2.0%
Lewis Group Ltd.	535,357	$5,482,363
Truworths International Ltd.	1,014,816	9,293,310

		$14,775,673

Telecommunications - Wireless – 4.7%
America Movil S.A.B. de C.V., “L”, ADR	190,840	$10,958,033
China Mobile Ltd.	550,000	5,189,429
Mobile TeleSystems OJSC, ADR	195,895	3,688,703
MTN Group Ltd.	666,619	11,766,962
Vivo Participacoes S.A., ADR	109,520	4,031,431

		$35,634,558

Telephone Services – 3.1%
China Unicom Ltd.	1,458,000	$2,433,744
China Unicom Ltd., ADR	479,260	7,998,849
Empresa Nacional de Telecomunicaciones S.A.	104,053	1,777,768
PT XL Axiata Tbk (a)	17,124,500	11,064,972

		$23,275,333

Tobacco – 0.6%
KT&G Corp.	94,967	$4,831,960

Utilities - Electric Power – 1.9%
CPFL Energia S.A.	67,200	$1,747,652
Eletropaulo Metropolitana S.A., IPS	191,140	3,687,699
Enersis S.A., ADR	119,150	2,419,936
Equatorial Energia S.A.	140,700	997,872
Manila Water Co., Inc.	7,821,000	2,889,097

4

MFS Emerging Markets Equity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – continued
Tractebel Energia S.A.	175,450	$2,741,736
		$14,483,992

Total Common Stocks		$746,143,448

Money Market Funds (v) – 0.1%
MFS Institutional Money Market Portfolio, 0.2%, at Net Asset Value	386,075	$386,075

Total Investments		$746,529,523

Other Assets, Less Liabilities – 0.7%		4,975,208

Net Assets – 100.0%		$751,504,731

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt
IEU	International Equity Unit
IPS	International Preference Stock
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

MFS Emerging Markets Equity Fund

Supplemental Information (Unaudited) 2/28/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Brazil	$129,512,501	$—	$—	$129,512,501
China	10,432,594	86,005,730	—	96,438,324
South Korea	9,626,082	73,003,989	—	82,630,071
Taiwan	1,969,460	59,289,337	—	61,258,797
India	18,248,214	41,563,485	—	59,811,699
South Africa	53,710,010	—	—	53,710,010
Russia	53,177,291	—	—	53,177,291
Hong Kong	15,932,234	27,207,811	—	43,140,045
Mexico	42,775,912	—	—	42,775,912
Other Countries	99,400,606	24,288,192	—	123,688,798
Mutual Funds	386,075	—	—	386,075

Total Investments	$435,170,979	$311,358,544	$—	$746,529,523

For further information regarding security characteristics, see the Portfolio of Investments.

6

MFS Emerging Markets Equity Fund

Supplemental Information (Unaudited) 2/28/11 - continued

Of the level 2 investments presented above, equity investments amounting to $262,135,675 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$584,193,913

Gross unrealized appreciation	$173,422,066
Gross unrealized depreciation	(11,086,456)

Net unrealized appreciation (depreciation)	$162,335,610

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,178,305	180,801,334	(182,593,564)	386,075

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$11,411	$386,075

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of February 28, 2011, are as follows:

Brazil	17.2%
China	12.8%
South Korea	11.0%
Taiwan	8.2%
India	8.0%
South Africa	7.1%
Russia	7.1%
Hong Kong	5.7%
Mexico	5.7%
Other Countries	17.2%

7

MFS INVESTMENT MANAGEMENT

MFS® Global Bond Fund

QUARTERLY REPORT

February 28, 2011

MFS Global Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11

Issuer	Shares/Par		Value ($)
Bonds – 91.5%
Asset-Backed & Securitized – 0.9%
Commercial Mortgage Pass-Through Certificates, “A3”, 5.293%, 2049		$870,221	$895,816
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 2046		870,221	920,184
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.818%, 2049		1,111,221	1,170,191

			$2,986,191

Cable TV – 0.4%
DIRECTV Holdings LLC, 5.2%, 2020		$750,000	$774,320
Time Warner Cable, Inc., 5%, 2020		620,000	629,148

			$1,403,468

Chemicals – 0.2%
Dow Chemical Co., 8.55%, 2019		$590,000	$748,101

Emerging Market Quasi-Sovereign – 1.9%
Banco del Estado de Chile, 4.125%, 2020 (n)		$151,000	$141,197
CNOOC Finance Ltd., 4.25%, 2021 (z)		200,000	195,347
Corporacion Nacional del Cobre de Chile, 3.75%, 2020 (n)		548,000	517,519
Development Bank of Kazakhstan, 5.5%, 2015 (n)		862,000	883,550
Empresa Nacional del Petroleo, 6.25%, 2019		236,000	249,090
Empresa Nacional del Petroleo, 5.25%, 2020 (n)		765,000	750,816
Gaz Capital S.A., 9.25%, 2019		557,000	683,372
Novatek Finance Ltd., 5.326%, 2016 (n)		200,000	204,120
Novatek Finance Ltd., 6.604%, 2021 (n)		207,000	213,728
Petrobras International Finance Co., 5.375%, 2021		1,524,000	1,529,835
Petroleos Mexicanos, 5.5%, 2021		106,000	106,000
SCF Capital Ltd., 5.375%, 2017 (n)		714,000	695,293

			$6,169,867

Emerging Market Sovereign – 7.8%
Republic of Argentina, FRN, 0.467%, 2012		$721,250	$689,263
Republic of South Africa, 8.25%, 2017	ZAR	21,818,000	3,123,564
Republic of South Africa, 8%, 2018	ZAR	39,637,000	5,525,754
Republic of South Africa, 6.75%, 2021	ZAR	16,102,000	2,008,852
Republic of South Africa, 5.5%, 2023	ZAR	7,239,159	1,356,231
United Mexican States, 8%, 2015	MXN	26,140,000	2,268,095
United Mexican States, 7.25%, 2016	MXN	67,090,000	5,618,874
United Mexican States, 8%, 2020	MXN	46,490,000	3,981,841
United Mexican States, 5.75%, 2110		$130,000	116,350

			$24,688,824

Energy - Integrated – 0.2%
Hess Corp., 8.125%, 2019		$500,000	$627,954

Food & Beverages – 0.6%
Anheuser-Busch InBev S.A., 5.375%, 2020		$800,000	$867,099
Kraft Foods, Inc., 6.125%, 2018		410,000	460,707
Kraft Foods, Inc., 6.5%, 2040		510,000	549,213

			$1,877,019

International Market Quasi-Sovereign – 0.1%
Eksportfinans A.S.A., 1.875%, 2013		$222,000	$225,308

International Market Sovereign – 59.0%
Federal Republic of Germany, 3.75%, 2013	EUR	6,886,000	$9,973,271
Federal Republic of Germany, 3.75%, 2015	EUR	4,825,000	7,066,277
Federal Republic of Germany, 4.25%, 2018	EUR	3,878,000	5,830,401
Federal Republic of Germany, 6.25%, 2030	EUR	1,697,000	3,156,081
Government of Australia, 5.75%, 2021	AUD	1,804,000	1,871,365
Government of Canada, 4.5%, 2015	CAD	2,777,000	3,090,072

MFS Global Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
International Market Sovereign – continued
Government of Canada, 4.25%, 2018	CAD	3,148,000	$3,494,570
Government of Canada, 5.75%, 2033	CAD	132,000	177,143
Government of Japan, 1.3%, 2014	JPY	287,100,000	3,618,257
Government of Japan, 1.7%, 2017	JPY	2,306,600,000	29,843,070
Government of Japan, 1.1%, 2020	JPY	550,000,000	6,667,462
Government of Japan, 2.1%, 2024	JPY	1,037,750,000	13,449,128
Government of Japan, 2.2%, 2027	JPY	671,500,000	8,647,464
Government of Japan, 2.4%, 2037	JPY	204,550,000	2,652,291
Kingdom of Spain, 4.6%, 2019	EUR	2,204,000	2,941,493
Kingdom of Sweden, 5%, 2020	SEK	8,580,000	1,538,916
Kingdom of the Netherlands, 3.75%, 2014	EUR	5,047,000	7,347,661
Kingdom of the Netherlands, 5.5%, 2028	EUR	3,574,000	6,020,865
Republic of Austria, 4.65%, 2018	EUR	2,116,000	3,183,064
Republic of Finland, 3.875%, 2017	EUR	4,914,000	7,151,321
Republic of France, 6%, 2025	EUR	2,591,000	4,438,493
Republic of France, 4.75%, 2035	EUR	833,000	1,274,794
Republic of Italy, 4.75%, 2013	EUR	10,577,000	15,129,935
Republic of Italy, 5.25%, 2017	EUR	9,998,000	14,603,297
Republic of Italy, 3.75%, 2021	EUR	3,495,000	4,429,857
United Kingdom Treasury, 8%, 2015	GBP	1,859,000	3,769,717
United Kingdom Treasury, 5%, 2018	GBP	1,117,000	2,022,223
United Kingdom Treasury, 8%, 2021	GBP	4,390,000	9,735,612
United Kingdom Treasury, 4.25%, 2027	GBP	792,000	1,293,012
United Kingdom Treasury, 4.25%, 2036	GBP	1,348,000	2,147,001

			$186,564,113

Major Banks – 1.0%
ABN Amro Bank N.V., FRN, 2.071%, 2014 (z)		$1,300,000	$1,300,715
Bank of America Corp., 7.625%, 2019		1,000,000	1,169,176
Credit Suisse (USA), Inc., 6%, 2018		500,000	533,886
PNC Financial Services Group, Inc., 5.125%, 2020		250,000	264,963

			$3,268,740

Metals & Mining – 0.3%
Gold Fields Orogen Holdings Ltd., 4.875%, 2020 (n)		$1,000,000	$954,982

Mortgage-Backed – 0.1%
Freddie Mac, 3.882%, 2017		$252,416	$258,204

Natural Gas - Pipeline – 0.2%
Williams Partners LP, 5.25%, 2020		$500,000	$520,642

Network & Telecom – 0.2%
Telecom Italia Capital, 7.175%, 2019		$500,000	$541,474

Other Banks & Diversified Financials – 0.3%
Citigroup, Inc., 6.125%, 2018		$750,000	$822,425

Real Estate – 0.1%
Simon Property Group, Inc., REIT, 5.65%, 2020		$250,000	$272,436

Specialty Stores – 0.1%
Best Buy Co., Inc., 6.75%, 2013		$289,000	$319,450

Tobacco – 0.2%
Altria Group, Inc., 9.7%, 2018		$425,000	$559,723

U.S. Treasury Obligations – 17.9%
U.S. Treasury Bonds, 6.875%, 2025		$4,511,000	$5,971,436
U.S. Treasury Bonds, 5.25%, 2029		1,809,000	2,048,693

MFS Global Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Bonds, 4.5%, 2039	$664,000	$665,867
U.S. Treasury Notes, 1.375%, 2013	1,500,000	1,520,280
U.S. Treasury Notes, 4.125%, 2015	6,242,000	6,847,668
U.S. Treasury Notes, 4.75%, 2017	10,232,000	11,526,982
U.S. Treasury Notes, 3.5%, 2020	15,253,000	15,502,081
U.S. Treasury Notes, TIPS, 1.25%, 2020	12,018,915	12,374,783

		$56,457,790

Total Bonds		$289,266,711

Money Market Funds (v) – 10.3%
MFS Institutional Money Market Portfolio, 0.2%, at Net Asset Value	32,508,020	$32,508,020

Total Investments		$321,774,731

Other Assets, Less Liabilities – (1.8)%		(5,730,341)

Net Assets – 100.0%		$316,044,390

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $4,361,205 representing 1.4% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ABN Amro Bank N.V., FRN, 2.071%, 2014	1/27/11	$1,300,000	$1,300,715
CNOOC Finance Ltd., 4.25%, 2021	1/21/11	197,201	195,347

Total Restricted Securities			$1,496,062
% of Net Assets			0.5%

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Security

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Sheqel
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty

MFS Global Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11 - continued

RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
ZAR	South African Rand

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Global Bond Fund

Supplemental Information (Unaudited) 2/28/11

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forwards. The following is a summary of the levels used as of February 28, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$56,457,790	$—	$56,457,790
Non-U.S. Sovereign Debt	—	217,648,108	—	217,648,108
Corporate Bonds	—	8,585,361	—	8,585,361
Residential Mortgage-Backed Securities	—	258,204	—	258,204
Commercial Mortgage-Backed Securities	—	2,986,191	—	2,986,191
Foreign Bonds	—	3,331,057	—	3,331,057
Mutual Funds	32,508,020	—	—	32,508,020

Total Investments	$32,508,020	$289,266,711	$—	$321,774,731

Other Financial Instruments
Forward Currency Contracts	$—	$(3,040,724)	$—	$(3,040,724)

For further information regarding security characteristics, see the Portfolio of Investments.

MFS Global Bond Fund

Supplemental Information (Unaudited) 2/28/11 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$310,830,237

Gross unrealized appreciation	$12,436,604
Gross unrealized depreciation	(1,492,110)

Net unrealized appreciation (depreciation)	$10,944,494

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Derivative Contracts at 2/28/11

Forward Foreign Currency Exchange Contracts at 2/28/11

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	Barclays Bank PLC	61,000	4/12/11	$59,675	$61,779	$2,104
BUY	AUD	Royal Bank of Scotland Group PLC	62,000	4/12/11	61,429	62,792	1,363
BUY	AUD	WestPac Banking Corp.	3,368,000	4/12/11	3,337,921	3,410,998	73,077
BUY	BRL	HSBC Bank	13,328,189	4/11/11	7,898,654	7,951,486	52,832
BUY	CAD	Barclays Bank PLC	562,000	4/12/11	574,320	577,948	3,628
BUY	CAD	Brown Brothers Harriman	352,000	4/12/11	356,347	361,989	5,642
BUY	CAD	Goldman Sachs International	1,244,603	4/12/11	1,251,537	1,279,921	28,384
BUY	CAD	UBS AG	89,000	4/12/11	89,186	91,526	2,340
BUY	CHF	Deutsche Bank AG	1,427,000	4/12/11	1,516,423	1,536,408	19,985
BUY	DKK	Citibank N.A.	341,000	4/12/11	62,482	63,092	610
BUY	DKK	CSFB Foreign Exchange	9,736,000	4/12/11	1,712,517	1,801,348	88,831
BUY	DKK	UBS AG	518,000	4/12/11	89,898	95,840	5,942
BUY	EUR	Citibank N.A.	6,031,000	4/12/11	8,216,561	8,318,357	101,796
BUY	EUR	CSFB Foreign Exchange	324,000	4/12/11	443,038	446,882	3,844
BUY	EUR	Deutsche Bank AG	2,680,000	4/12/11	3,675,781	3,696,435	20,654
BUY	EUR	HSBC Bank	1,132,000	4/12/11	1,488,331	1,561,330	72,999
BUY	EUR	JPMorgan Chase Bank N.A.	4,587,000	4/12/11	6,302,079	6,326,696	24,617
BUY	EUR	UBS AG	14,763,359	3/15/11 - 4/12/11	19,645,909	20,367,827	721,918
SELL	EUR	CSFB Foreign Exchange	1,371,114	4/12/11	1,891,383	1,891,132	251
BUY	GBP	Barclays Bank PLC	1,251,648	4/12/11	1,967,023	2,034,011	66,988
BUY	GBP	Brown Brothers Harriman	264,000	4/12/11	423,083	429,018	5,935
BUY	GBP	Deutsche Bank AG	766,648	4/12/11	1,186,472	1,245,854	59,382
BUY	GBP	Goldman Sachs International	195,000	4/12/11	311,333	316,888	5,555
BUY	HUF	Barclays Bank PLC	1,025,730,000	4/18/11	5,139,567	5,185,387	45,820
BUY	HUF	Goldman Sachs International	429,889,000	4/18/11	2,146,290	2,173,224	26,934
BUY	IDR	Barclays Bank PLC	26,127,291,000	3/10/11	2,932,356	2,957,583	25,227
BUY	IDR	JPMorgan Chase Bank N.A.	76,780,809,000	5/11/11	8,526,464	8,600,218	73,754

MFS Global Bond Fund

Supplemental Information (Unaudited) 2/28/11 - continued

(3) Derivative Contracts at 2/28/11 - continued

Forward Foreign Currency Exchange Contracts at 2/28/11 – continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	ILS	HSBC Bank	2,577,000	3/18/11	$700,272	$710,688	$10,416
SELL	ILS	HSBC Bank	2,621,000	3/18/11	724,133	722,823	1,310
SELL	ILS	JPMorgan Chase Bank N.A.	1,513,000	3/18/11	418,164	417,257	907
BUY	JPY	Barclays Bank PLC	24,961,000	4/12/11	300,789	305,212	4,423
BUY	JPY	Citibank N.A.	20,086,000	4/12/11	242,738	245,603	2,865
BUY	JPY	CSFB Foreign Exchange	627,565,655	4/12/11	7,557,167	7,673,605	116,438
BUY	JPY	Deutsche Bank AG	205,036,000	4/12/11	2,478,975	2,507,093	28,118
BUY	JPY	HSBC Bank	111,762,000	4/12/11	1,352,009	1,366,578	14,569
BUY	MXN	Goldman Sachs International	1,093,000	4/12/11	89,903	89,962	59
BUY	MXN	HSBC Bank	3,690,000	4/11/11	302,707	303,737	1,030
BUY	MXN	JPMorgan Chase Bank N.A.	18,411,000	3/07/11	1,500,244	1,520,494	20,250
BUY	MXN	Royal Bank of Scotland Group PLC	5,870,000	4/11/11	476,693	483,181	6,488
SELL	MXN	Deutsche Bank AG	8,157,067	3/07/11	673,859	673,661	198
SELL	MXN	Goldman Sachs International	5,629,000	4/12/11	465,888	463,307	2,581
BUY	MYR	HSBC Bank	9,577,000	4/25/11	3,124,123	3,127,594	3,471
BUY	NOK	Barclays Bank PLC	4,159,000	4/12/11	707,145	740,975	33,830
BUY	NOK	Deutsche Bank AG	4,727,000	4/12/11	803,338	842,171	38,833
BUY	NOK	JPMorgan Chase Bank N.A.	354,000	4/12/11	62,169	63,069	900
SELL	NZD	WestPac Banking Corp.	1,389,000	4/12/11	1,076,961	1,041,889	35,072
BUY	PHP	Deutsche Bank AG	138,937,460	3/14/11 - 3/18/11	3,169,756	3,186,197	16,441
BUY	PHP	JPMorgan Chase Bank N.A.	229,237,000	3/07/11 - 3/25/11	5,225,256	5,256,914	31,658
BUY	RUB	HSBC Bank	123,935,000	3/03/11 - 4/15/11	4,254,619	4,278,400	23,781
BUY	RUB	JPMorgan Chase Bank N.A.	69,216,000	3/03/11 - 5/10/11	2,360,195	2,386,319	26,124
BUY	SEK	Citibank N.A.	896,000	4/12/11	133,236	141,173	7,937
BUY	SEK	CSFB Foreign Exchange	21,502,924	4/12/11	3,150,289	3,387,982	237,693
BUY	SEK	JPMorgan Chase Bank N.A.	398,000	4/12/11	62,078	62,709	631
BUY	SGD	Deutsche Bank AG	4,128,000	4/12/11	3,190,774	3,246,491	55,717
BUY	SGD	Goldman Sachs International	116,000	4/12/11	90,043	91,229	1,186
BUY	SGD	JPMorgan Chase Bank N.A.	3,614,000	5/06/11	2,840,972	2,842,610	1,638
BUY	SGD	Royal Bank of Scotland Group PLC	3,877,000	4/28/11	3,027,813	3,049,346	21,533
BUY	THB	HSBC Bank	62,282,000	3/07/11	2,021,487	2,034,905	13,418
BUY	THB	JPMorgan Chase Bank N.A.	20,278,000	3/18/11	660,199	662,421	2,222
SELL	ZAR	Barclays Bank PLC	17,263,023	3/14/11	2,490,625	2,474,666	15,959
SELL	ZAR	Deutsche Bank AG	20,903,661	3/14/11	3,042,613	2,996,553	46,060
SELL	ZAR	HSBC Bank	17,263,023	3/14/11	2,491,057	2,474,666	16,391

							$2,380,559

MFS Global Bond Fund

Supplemental Information (Unaudited) 2/28/11 - continued

(3) Derivative Contracts at 2/28/11 - continued

Forward Foreign Currency Exchange Contracts at 2/28/11 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	AUD	WestPac Banking Corp.	1,844,446	4/12/11	$1,802,226	$1,867,993	$(65,767)
SELL	CAD	Barclays Bank PLC	118,000	4/12/11	118,427	121,348	(2,921)
SELL	CAD	UBS AG	2,041,239	4/12/11	2,038,994	2,099,162	(60,168)
SELL	CHF	HSBC Bank	1,428,000	4/12/11	1,479,578	1,537,484	(57,906)
BUY	CNY	Barclays Bank PLC	5,129,000	4/25/11	782,217	781,360	(857)
BUY	CNY	Credit Suisse Group	15,563,000	4/25/11	2,374,020	2,370,891	(3,129)
BUY	CNY	Goldman Sachs International	1,029,000	3/18/11	156,681	156,636	(45)
BUY	CNY	HSBC Bank	6,977,000	4/25/11	1,064,622	1,062,887	(1,735)
BUY	CNY	JPMorgan Chase Bank N.A.	12,669,000	3/18/11	1,932,723	1,928,499	(4,224)
SELL	DKK	Royal Bank of Scotland Group PLC	201,000	4/12/11	36,612	37,189	(577)
SELL	EUR	Barclays Bank PLC	5,803,782	4/12/11	7,955,651	8,004,962	(49,311)
SELL	EUR	Brown Brothers Harriman	557,000	4/12/11	758,967	768,252	(9,285)
SELL	EUR	Citibank N.A.	572,000	4/12/11	741,261	788,941	(47,680)
SELL	EUR	CSFB Foreign Exchange	9,126,081	4/12/11	12,129,747	12,587,300	(457,553)
SELL	EUR	Deutsche Bank AG	41,050,316	4/12/11	53,023,462	56,619,333	(3,595,871)
SELL	EUR	HSBC Bank	6,595,104	4/12/11	8,875,104	9,096,407	(221,303)
SELL	EUR	JPMorgan Chase Bank N.A.	1,830,591	4/12/11	2,442,283	2,524,873	(82,590)
SELL	EUR	UBS AG	767,664	4/12/11	1,020,250	1,058,813	(38,563)
SELL	GBP	Barclays Bank PLC	304,000	4/12/11	481,251	494,020	(12,769)
SELL	GBP	HSBC Bank	1,281,736	4/12/11	1,995,894	2,082,907	(87,013)
SELL	GBP	UBS AG	404,000	4/12/11	649,196	656,527	(7,331)
BUY	IDR	HSBC Bank	5,000,000,000	5/23/11	560,853	558,825	(2,028)
BUY	ILS	HSBC Bank	5,346,000	3/18/11	1,502,741	1,474,326	(28,415)
SELL	ILS	HSBC Bank	1,352,000	3/18/11	372,606	372,856	(250)
SELL	ILS	JPMorgan Chase Bank N.A.	2,439,000	3/18/11	672,457	672,630	(173)
BUY	INR	JPMorgan Chase Bank N.A.	136,195,000	3/25/11	2,999,229	2,994,530	(4,699)
SELL	INR	HSBC Bank	136,175,000	3/25/11	2,974,552	2,994,090	(19,538)
BUY	JPY	Barclays Bank PLC	374,158,000	4/12/11	4,578,873	4,575,044	(3,829)
BUY	JPY	Brown Brothers Harriman	21,381,000	4/12/11	263,020	261,438	(1,582)
SELL	JPY	Barclays Bank PLC	61,735,000	4/12/11	742,981	754,869	(11,888)
SELL	JPY	Brown Brothers Harriman	25,096,000	4/12/11	306,713	306,863	(150)
SELL	JPY	Citibank N.A.	259,983,000	4/12/11	3,115,348	3,178,961	(63,613)
SELL	JPY	HSBC Bank	392,408,723	4/12/11	4,739,481	4,798,206	(58,725)
SELL	JPY	JPMorgan Chase Bank N.A.	31,364,000	4/12/11	373,781	383,506	(9,725)
SELL	JPY	UBS AG	376,830,000	4/12/11	4,576,056	4,607,716	(31,660)
SELL	MXN	JPMorgan Chase Bank N.A.	9,610,800	4/11/11	779,939	791,100	(11,161)
BUY	MYR	Deutsche Bank AG	18,919,917	4/25/11	6,240,696	6,178,743	(61,953)
BUY	MYR	HSBC Bank	4,179,000	4/25/11	1,373,767	1,364,751	(9,016)
BUY	MYR	Merrill Lynch International Bank	3,131,000	4/25/11	1,032,788	1,022,502	(10,286)
SELL	MYR	JPMorgan Chase Bank N.A.	656,560	3/28/11	214,352	214,815	(463)
SELL	NOK	Deutsche Bank AG	173,000	4/12/11	28,890	30,822	(1,932)
BUY	NZD	Barclays Bank PLC	1,000	4/12/11	756	750	(6)
BUY	PHP	JPMorgan Chase Bank N.A.	132,682,000	4/07/11	3,062,835	3,040,690	(22,145)
SELL	PHP	Barclays Bank PLC	76,553,000	3/14/11 - 3/25/11	1,747,390	1,755,091	(7,701)

MFS Global Bond Fund

Supplemental Information (Unaudited) 2/28/11 - continued

(3) Derivative Contracts at 2/28/11 - continued

Forward Foreign Currency Exchange Contracts at 2/28/11 – continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
BUY	PLN	Deutsche Bank AG	24,980,920	4/26/11	$8,721,125	$8,670,525	$(50,600)
SELL	SEK	Barclays Bank PLC	2,621,000	4/12/11	395,773	412,962	(17,189)
SELL	SEK	CSFB Foreign Exchange	9,890,423	4/12/11	1,487,953	1,558,326	(70,373)
BUY	THB	JPMorgan Chase Bank N.A.	154,888,000	3/18/11	5,081,627	5,059,721	(21,906)
BUY	TRY	Barclays Bank PLC	2,071,000	5/23/11	1,294,855	1,279,424	(15,431)
BUY	TRY	HSBC Bank	9,187,000	5/23/11	5,752,661	5,675,553	(77,108)
BUY	ZAR	Barclays Bank PLC	619,000	3/14/11	89,874	88,734	(1,140)

							$(5,421,283)

At February 28, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	219,458,239	(186,950,219)	32,508,020

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$31,827	$32,508,020

MFS Global Bond Fund

Supplemental Information (Unaudited) 2/28/11 - continued

(5) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of February 28, 2011, are as follows:

United States	29.3%
Japan	20.7%
Italy	11.0%
Germany	8.4%
United Kingdom	6.1%
Netherlands	4.7%
South Africa	4.2%
Mexico	3.9%
Finland	2.3%
Other Countries	9.4%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

(6) Investment Concentration

The fund may invest between 25% and 35% of its total assets in the securities of any one industry sector if, at the time of investment, that industry sector represents 20% or more of the global bond market as a whole, as measured by an index determined by MFS to be an appropriate measure of the global bond market. At February 28, 2011, the fund did not have more than 25% of its assets invested in any industry sector.

MFS INVESTMENT MANAGEMENT

MFS® Growth Allocation Fund

QUARTERLY REPORT

February 28, 2011

MFS Growth Allocation Fund

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds – 100.0%
MFS Commodity Strategy Fund - Class I	7,875,351	$108,994,846
MFS Core Growth Fund - Class I (a)	15,468,247	295,443,515
MFS Diversified Target Return Fund - Class I	2,865,541	26,592,217
MFS Emerging Markets Debt Fund - Class I	5,599,710	80,355,834
MFS Emerging Markets Equity Fund - Class I	777,395	26,579,133
MFS Global Bond Fund - Class I	10,276,989	107,600,078
MFS Global Real Estate Fund - Class I	5,604,219	81,597,430
MFS High Income Fund - Class I	37,974,135	134,428,438
MFS Inflation-Adjusted Bond Fund - Class I	13,054,321	134,851,138
MFS International Growth Fund - Class I	5,046,061	133,922,454
MFS International New Discovery Fund - Class I	2,364,181	53,714,199
MFS International Value Fund - Class I	5,058,633	134,913,746
MFS Mid Cap Growth Fund - Class I (a)	24,835,519	244,381,507
MFS Mid Cap Value Fund - Class I	17,266,425	244,492,575
MFS New Discovery Fund - Class I	4,086,633	109,848,701
MFS Research Bond Fund - Class I	7,683,470	80,599,599
MFS Research Fund - Class I	8,088,264	214,743,411
MFS Research International Fund - Class I	11,501,930	189,091,736
MFS Value Fund - Class I	12,254,584	296,438,390

Total Underlying Affiliated Funds		$2,698,588,947

Money Market Funds (v) – 0.0%
MFS Institutional Money Market Portfolio, 0.2%, at Net Asset Value	114	$114

Total Investments		$2,698,589,061

Other Assets, Less Liabilities – 0.0%		1,153,632

Net Assets – 100.0%		$2,699,742,693

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

MFS Growth Allocation Fund

Supplemental Information (Unaudited) 2/28/11

(1) Investment Valuations

Open-end investment companies (underlying affiliated funds) are generally valued at their net asset value per share. The investments of underlying affiliated funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying affiliated fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$2,698,589,061	$—	$—	$2,698,589,061

For further information regarding security characteristics, see the Portfolio of Investments.

2

MFS Growth Allocation Fund

Supplemental Information (Unaudited) 2/28/11 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,123,239,173

Gross unrealized appreciation	$575,349,888
Gross unrealized depreciation	—

Net unrealized appreciation (depreciation)	$575,349,888

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	—	8,879,925	(1,004,574)	7,875,351
MFS Core Growth Fund	16,153,117	626,498	(1,311,368)	15,468,247
MFS Diversified Target Return Fund	2,378,830	547,639	(60,928)	2,865,541
MFS Emerging Markets Debt Fund	7,833,286	1,195,570	(3,429,146)	5,599,710
MFS Emerging Markets Equity Fund	760,013	74,420	(57,038)	777,395
MFS Global Bond Fund	—	10,481,917	(204,928)	10,276,989
MFS Global Real Estate Fund	4,599,434	1,541,791	(537,006)	5,604,219
MFS High Income Fund	34,255,852	5,721,277	(2,002,994)	37,974,135
MFS Inflation-Adjusted Bond Fund	11,135,387	2,786,595	(867,661)	13,054,321
MFS Institutional Money Market Portfolio	—	14,988,398	(14,988,284)	114
MFS International Growth Fund	4,849,519	470,039	(273,497)	5,046,061
MFS International New Discovery Fund	2,341,240	185,735	(162,794)	2,364,181
MFS International Value Fund	4,743,477	480,896	(165,740)	5,058,633
MFS Mid Cap Growth Fund	25,846,574	1,455,629	(2,466,684)	24,835,519
MFS Mid Cap Value Fund	17,689,906	668,358	(1,091,839)	17,266,425
MFS New Discovery Fund	4,342,201	373,659	(629,227)	4,086,633
MFS Research Bond Fund	10,987,284	1,549,162	(4,852,976)	7,683,470
MFS Research Fund	8,679,282	425,064	(1,016,082)	8,088,264
MFS Research International Fund	12,720,666	456,126	(1,674,862)	11,501,930
MFS Value Fund	12,408,520	755,266	(909,202)	12,254,584

3

MFS Growth Allocation Fund

Supplemental Information (Unaudited) 2/28/11 - continued

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers - continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$1,779,864	$—	$270,102	$108,994,846
MFS Core Growth Fund	(4,343,099)	—	—	295,443,515
MFS Diversified Target Return Fund	(13,087)	—	632,247	26,592,217
MFS Emerging Markets Debt Fund	5,889,699	1,487,407	2,838,018	80,355,834
MFS Emerging Markets Equity Fund	338,929	—	99,024	26,579,133
MFS Global Bond Fund	(2,102)	306,475	1,998,573	107,600,078
MFS Global Real Estate Fund	(56,732)	7,766,416	3,923,716	81,597,430
MFS High Income Fund	(1,108,963)	—	6,592,409	134,428,438
MFS Inflation-Adjusted Bond Fund	49,611	448,016	1,836,673	134,851,138
MFS Institutional Money Market Portfolio	—	—	318	114
MFS International Growth Fund	(104,038)	—	1,166,298	133,922,454
MFS International New Discovery Fund	45,063	—	567,095	53,714,199
MFS International Value Fund	(201,009)	—	1,519,331	134,913,746
MFS Mid Cap Growth Fund	789,215	—	—	244,381,507
MFS Mid Cap Value Fund	(895,578)	—	1,853,173	244,492,575
MFS New Discovery Fund	3,435,818	5,847,357	—	109,848,701
MFS Research Bond Fund	1,515,903	—	2,247,886	80,599,599
MFS Research Fund	1,303,359	—	1,843,073	214,743,411
MFS Research International Fund	(2,976,405)	—	2,593,530	189,091,736
MFS Value Fund	(2,368,688)	—	3,368,632	296,438,390

	$3,077,760	$15,855,671	$33,350,098	$2,698,589,061

4

M F S
INVESTMENT MANAGEMENT

MFS® International Diversification Fund

QUARTERLY REPORT

February 28, 2011

MFS International Diversification Fund

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds – 99.9%
MFS Emerging Markets Equity Fund - Class I	7,817,614	$267,284,239
MFS International Growth Fund - Class I	25,396,443	674,021,599
MFS International New Discovery Fund - Class I	11,914,493	270,697,284
MFS International Value Fund - Class I	25,637,784	683,759,694
MFS Research International Fund - Class I	49,946,201	821,115,547

Total Underlying Affiliated Funds		$2,716,878,363

Money Market Funds (v) – 0.0%
MFS Institutional Money Market Portfolio, 0.2%, at Net Asset Value	716,314	$716,314

Total Investments		$2,717,594,677

Other Assets, Less Liabilities – 0.1%		2,096,146

Net Assets – 100.0%		$2,719,690,823

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

MFS International Diversification Fund

Supplemental Information (Unaudited) 2/28/11

(1) Investment Valuations

Open-end investment companies (underlying affiliated funds) are generally valued at their net asset value per share. The investments of underlying affiliated funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying affiliated fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$2,717,594,677	$—	$—	$2,717,594,677

For further information regarding security characteristics, see the Portfolio of Investments.

2

MFS International Diversification Fund

Supplemental Information (Unaudited) 2/28/11 - continued

Of the level 1 investments presented above, mutual funds amounting to $1,221,741,216 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when mutual funds are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,681,441,521

Gross unrealized appreciation	$127,105,088
Gross unrealized depreciation	(90,951,932)

Net unrealized appreciation (depreciation)	$36,153,156

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/ Par Amount
MFS Emerging Markets Equity Fund	3,441,312	4,518,800	(142,498)	7,817,614
MFS Institutional Money Market Portfolio	—	14,496,999	(13,780,685)	716,314
MFS International Growth Fund	22,306,852	3,278,373	(188,782)	25,396,443
MFS International New Discovery Fund	10,633,369	1,490,182	(209,058)	11,914,493
MFS International Value Fund	21,866,404	3,930,236	(158,856)	25,637,784
MFS Research International Fund	51,705,030	6,991,556	(8,750,385)	49,946,201

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Emerging Markets Equity Fund	$(797,386)	$—	$1,016,258	$267,284,239
MFS Institutional Money Market Portfolio	—	—	528	716,314
MFS International Growth Fund	(757,316)	—	5,937,894	674,021,599
MFS International New Discovery Fund	(1,557,304)	—	2,903,060	270,697,284
MFS International Value Fund	(1,017,899)	—	7,854,056	683,759,694
MFS Research International Fund	(56,555,463)	—	11,268,707	821,115,547

	$(60,685,368)	$—	$28,980,503	$2,717,594,677

3

MFS INVESTMENT MANAGEMENT

MFS® International Growth Fund

QUARTERLY REPORT

February 28, 2011

MFS International Growth Fund

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11

Issuer	Shares/Par	Value ($)
Common Stocks – 98.5%
Airlines – 0.8%
Copa Holdings S.A., “A”	253,890	$13,539,954

Alcoholic Beverages – 3.3%
Companhia de Bebidas das Americas, ADR	138,230	$3,733,592
Diageo PLC	1,195,181	23,354,194
Heineken N.V.	196,023	10,105,952
Pernod Ricard S.A.	228,555	21,071,503

		$58,265,241

Apparel Manufacturers – 5.0%
Compagnie Financiere Richemont S.A.	221,147	$12,650,913
Li & Fung Ltd.	3,913,200	23,889,331
LVMH Moet Hennessy Louis Vuitton S.A.	243,097	38,326,496
Swatch Group Ltd.	28,836	12,274,931

		$87,141,671

Automotive – 2.0%
Honda Motor Co. Ltd.	611,300	$26,653,402
Magna International, Inc.	152,430	7,523,945

		$34,177,347

Broadcasting – 1.6%
Publicis Groupe S.A.	485,648	$27,701,473

Brokerage & Asset Managers – 4.0%
Aberdeen Asset Management PLC	5,039,347	$17,187,254
BM&F Bovespa S.A.	1,692,100	11,502,375
Deutsche Boerse AG	251,964	19,345,899
ICAP PLC	1,156,122	9,782,529
Nomura Holdings, Inc.	1,885,500	12,001,019

		$69,819,076

Business Services – 7.6%
Accenture Ltd., “A”	485,750	$25,006,410
Amadeus IT Holding S.A. (a)	652,173	12,676,022
Capita Group PLC	1,324,448	15,620,649
Compass Group PLC	1,931,270	17,377,502
Hays PLC	7,766,693	15,757,142
Infosys Technologies Ltd., ADR	173,510	11,573,117
Intertek Group PLC	546,842	16,037,074
LPS Brasil - Consultoria de Imoveis S.A.	45,800	1,035,028
Michael Page International	2,224,092	18,602,224

		$133,685,168

Computer Software – 2.2%
Check Point Software Technologies Ltd. (a)	174,690	$8,706,550
Dassault Systems S.A.	179,215	13,723,105
SAP AG	270,184	16,300,581

		$38,730,236

Computer Software - Systems – 1.8%
Acer, Inc.	4,891,220	$11,866,966
Konica Minolta Holdings, Inc.	707,500	6,515,982
NICE Systems Ltd., ADR (a)	396,750	13,745,404

		$32,128,352

Construction – 0.4%
Bellway PLC	580,132	$6,347,002

1

MFS International Growth Fund

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 3.1%
Beiersdorf AG	160,647	$9,643,289
Henkel KGaA, IPS	149,775	9,023,736
Reckitt Benckiser Group PLC	484,668	24,976,429
Uni-Charm Corp.	289,500	11,210,315

		$54,853,769

Electrical Equipment – 3.4%
Legrand S.A.	441,113	$18,501,857
Schneider Electric S.A.	252,809	41,828,763

		$60,330,620

Electronics – 5.3%
ASML Holding N.V.	392,400	$17,108,640
Hoya Corp.	386,200	9,243,087
Infineon Technologies AG	1,398,311	15,297,862
Samsung Electronics Co. Ltd.	22,544	18,529,092
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,587,265	31,797,487

		$91,976,168

Energy - Independent – 1.4%
CNOOC Ltd.	3,979,000	$9,072,961
INPEX Corp.	2,263	15,913,212

		$24,986,173

Energy - Integrated – 3.8%
OAO Gazprom, ADR	749,880	$22,061,470
Petroleo Brasileiro S.A., ADR	333,480	13,282,508
Suncor Energy, Inc.	656,749	30,865,276

		$66,209,254

Engineering - Construction – 0.9%
JGC Corp.	727,400	$16,499,812

Food & Beverages – 4.1%
Coca-Cola Hellenic Bottling Co. S.A.	315,237	$8,587,122
Groupe Danone	523,028	32,789,213
Nestle S.A.	536,270	30,360,351

		$71,736,686

Food & Drug Stores – 2.4%
Dairy Farm International Holdings Ltd.	1,524,900	$12,122,955
Lawson, Inc.	190,100	9,365,343
Tesco PLC	3,214,560	21,122,464

		$42,610,762

General Merchandise – 0.5%
Lojas Renner S.A.	282,600	$8,662,459

Internet – 0.6%
Yahoo Japan Corp.	28,524	$10,749,553

Leisure & Toys – 0.9%
Shimano, Inc.	303,800	$15,121,446

Machinery & Tools – 1.9%
KONE Oyj “B”	311,475	$16,999,377
Schindler Holding AG	143,548	16,176,381

		$33,175,758

Major Banks – 6.7%
Credit Suisse Group AG	475,583	$22,000,385

2

MFS International Growth Fund

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – continued
Erste Group Bank AG	390,096	$20,590,469
HSBC Holdings PLC	2,422,386	26,699,294
Julius Baer Group Ltd.	472,051	21,161,257
Standard Chartered PLC	1,047,098	27,695,016

		$118,146,421

Medical & Health Technology & Services – 2.2%
Diagnosticos da America S.A.	882,400	$10,660,079
Fleury S.A.	610,500	8,090,831
Fresenius Medical Care AG & Co. KGaA	289,768	19,183,539

		$37,934,449

Medical Equipment – 3.1%
Essilor International S.A.	218,313	$15,590,257
Sonova Holding AG	178,908	23,800,483
Synthes, Inc.	102,715	14,095,536

		$53,486,276

Metals & Mining – 6.0%
BHP Billiton Ltd.	1,100,973	$52,015,043
Iluka Resources Ltd. (a)	2,001,490	21,791,366
Teck Resources Ltd., “B”	552,330	30,557,087

		$104,363,496

Oil Services – 1.6%
Saipem S.p.A.	565,942	$28,583,560

Other Banks & Diversified Financials – 4.5%
Akbank T.A.S. (a)	3,138,250	$14,682,790
Banco Santander Brasil S.A., ADR	2,460,520	29,969,134
Bank Rakyat Indonesia	19,972,500	10,710,055
China Construction Bank	9,891,650	8,677,174
HDFC Bank Ltd.	169,492	7,713,379
Sberbank of Russia	1,973,580	6,986,473

		$78,739,005

Pharmaceuticals – 4.6%
Bayer AG	304,648	$23,618,014
Novo Nordisk A/S, “B”	119,591	15,062,313
Roche Holding AG	63,785	9,618,210
Santen, Inc.	302,100	11,812,911
Teva Pharmaceutical Industries Ltd., ADR	396,260	19,852,626

		$79,964,074

Precious Metals & Minerals – 0.7%
Newcrest Mining Ltd.	326,678	$12,667,485

Railroad & Shipping – 0.5%
Canadian National Railway Co.	121,000	$8,865,670

Real Estate – 0.3%
Brasil Brokers Participacoes	954,800	$4,447,470

Specialty Chemicals – 6.7%
Akzo Nobel N.V.	429,146	$29,177,693
L’Air Liquide S.A.	135,148	17,495,327
Linde AG	183,931	28,072,001
Shin-Etsu Chemical Co. Ltd.	445,900	25,694,024
Symrise AG	632,437	16,594,987

		$117,034,032

3

MFS International Growth Fund

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 1.5%
Esprit Holdings Ltd.	1,920,922	$9,481,296
Industria de Diseno Textil S.A.	235,999	17,084,480

		$26,565,776

Telecommunications - Wireless – 1.1%
MTN Group Ltd.	847,743	$14,964,110
Philippine Long Distance Telephone Co.	92,345	4,575,939

		$19,540,049

Telephone Services – 2.0%
China Unicom Ltd.	15,108,000	$25,218,798
Telefonica S.A.	377,769	9,591,962

		$34,810,760

Total Common Stocks		$1,723,596,503

Money Market Funds (v) – 1.1%
MFS Institutional Money Market Portfolio, 0.2%, at Net Asset Value	19,138,207	$19,138,207

Total Investments		$1,742,734,710

Other Assets, Less Liabilities – 0.4%		7,618,269

Net Assets – 100.0%		$1,750,352,979

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
IPS	International Preference Stock
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS International Growth Fund

Supplemental Information (Unaudited) 2/28/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$240,558,773	$—	$—	$240,558,773
France	227,027,995	—	—	227,027,995
Japan	—	170,780,105	—	170,780,105
Switzerland	162,138,446	—	—	162,138,446
Germany	157,079,908	—	—	157,079,908
Brazil	91,383,477	—	—	91,383,477
Australia	—	86,473,894	—	86,473,894
Canada	77,811,978	—	—	77,811,978
Netherlands	56,392,284	—	—	56,392,284
Other Countries	354,009,387	99,940,256	—	453,949,643
Mutual Funds	19,138,207	—	—	19,138,207

Total Investments	$1,385,540,455	$357,194,255	$—	$1,742,734,710

For further information regarding security characteristics, see the Portfolio of Investments.

5

MFS International Growth Fund

Supplemental Information (Unaudited) 2/28/11

Of the level 2 investments presented above, equity investments amounting to $240,285,552 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,397,430,800

Gross unrealized appreciation	$356,433,677
Gross unrealized depreciation	(11,129,767)

Net unrealized appreciation (depreciation)	$345,303,910

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	19,130,612	287,260,032	(287,252,437)	19,138,207

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$36,300	$19,138,207

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of February 28, 2011, are as follows:

United Kingdom	13.8%
France	13.0%
Japan	9.8%
Switzerland	9.3%
Germany	9.0%
Brazil	5.2%
Australia	4.9%
Canada	4.4%
Netherlands	3.2%
Other Countries	27.4%

6

MFS
INVESTMENT MANAGEMENT

MFS® International Value Fund

QUARTERLY REPORT

February 28, 2011

MFS International Value Fund

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11

Issuer	Shares/Par	Value ($)
Common Stocks – 95.2%
Aerospace – 1.2%
Cobham PLC	11,699,672	$42,889,004

Alcoholic Beverages – 2.6%
Heineken N.V.	1,793,105	$92,443,393

Automotive – 0.7%
USS Co. Ltd.	292,850	$23,708,318

Broadcasting – 1.9%
Fuji Television Network, Inc.	15,243	$25,758,426
Nippon Television Network Corp.	162,230	26,816,701
Vivendi S.A.	622,071	17,735,098

		$70,310,225

Brokerage & Asset Managers – 1.2%
Daiwa Securities Group, Inc.	8,348,000	$45,098,801

Business Services – 3.5%
Amadeus IT Holding S.A. (a)	1,061,970	$20,641,080
Bunzl PLC	2,183,361	26,975,275
Compass Group PLC	4,373,830	39,355,575
Nomura Research, Inc.	1,611,000	37,805,159

		$124,777,089

Chemicals – 1.0%
Givaudan S.A.	36,280	$36,158,950

Computer Software – 0.5%
OBIC Co. Ltd.	95,450	$19,217,769

Computer Software - Systems – 2.6%
Acer, Inc.	13,364,480	$32,424,597
Asustek Computer, Inc.	1,237,000	11,282,169
Konica Minolta Holdings, Inc.	3,242,500	29,862,997
Venture Corp. Ltd.	2,683,500	19,990,636

		$93,560,399

Construction – 1.0%
Geberit AG	165,194	$35,648,904

Consumer Products – 5.4%
Henkel KGaA, IPS	825,853	$49,756,497
Kao Corp.	3,110,900	83,881,904
KOSE Corp.	732,400	19,897,575
Reckitt Benckiser Group PLC	808,487	41,663,816

		$195,199,792

Containers – 1.1%
Brambles Ltd.	3,714,374	$26,931,713
Smurfit Kappa Group PLC (a)	951,108	11,812,332

		$38,744,045

Electrical Equipment – 1.7%
Legrand S.A.	900,111	$37,753,875
Spectris PLC	1,124,224	25,476,653

		$63,230,528

Electronics – 2.9%
Halma PLC	3,851,845	$21,070,780
Samsung Electronics Co. Ltd.	50,169	41,234,299
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3,483,183	42,808,319

		$105,113,398

1

MFS International Value Fund

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – 1.2%
INPEX Corp.	6,336	$44,554,181

Energy - Integrated – 6.2%
BP PLC	12,383,792	$99,591,505
Royal Dutch Shell PLC, “A”	3,434,620	123,478,793

		$223,070,298

Food & Beverages – 5.0%
Barry Callebaut AG	12,499	$10,271,216
Groupe Danone	1,157,317	72,553,502
Nestle S.A.	1,700,355	96,263,775

		$179,088,493

Food & Drug Stores – 1.7%
Lawson, Inc.	750,800	$36,988,425
Tesco PLC	3,619,585	23,783,832

		$60,772,257

General Merchandise – 0.2%
Daiei, Inc. (a)	1,722,700	$7,018,154

Insurance – 7.9%
Amlin PLC	1,964,047	$12,372,297
Catlin Group Ltd.	2,627,309	16,072,081
Euler Hermes (a)	146,475	13,845,779
Hiscox Ltd.	4,023,551	25,051,574
ING Groep N.V. (a)	4,038,081	50,635,939
Jardine Lloyd Thompson Group PLC	2,313,955	24,469,717
Muenchener Ruckvers AG	250,401	41,793,163
SNS REAAL Groep N.V. (a)	1,672,878	8,677,606
Swiss Reinsurance Co.	740,145	45,328,006
Zurich Financial Services Ltd.	156,280	45,365,102

		$283,611,264

Leisure & Toys – 0.5%
Sankyo Co. Ltd.	295,800	$16,777,796

Machinery & Tools – 3.1%
ASSA ABLOY AB, “B”	889,789	$24,908,360
Glory Ltd.	779,200	18,960,851
Neopost S.A. (l)	493,341	46,797,220
Schindler Holding AG	181,201	20,419,486

		$111,085,917

Major Banks – 4.3%
HSBC Holdings PLC	7,224,885	$79,631,954
Julius Baer Group Ltd.	397,254	17,808,233
Sumitomo Mitsui Financial Group, Inc.	1,093,600	41,393,827
UniCredito Italiano S.p.A.	5,837,182	15,006,500

		$153,840,514

Medical & Health Technology & Services – 2.1%
Kobayashi Pharmaceutical Co. Ltd.	568,500	$27,576,470
Miraca Holdings, Inc.	922,900	35,705,736
Rhoen-Klinikum AG	635,595	13,989,573

		$77,271,779

Medical Equipment – 1.7%
Smith & Nephew PLC	3,062,751	$35,425,283

2

MFS International Value Fund

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Synthes, Inc.	201,914	$27,708,573

		$63,133,856

Network & Telecom – 1.7%
Ericsson, Inc., “B”	3,100,802	$39,900,746
Nokia Oyj	2,669,113	23,130,761

		$63,031,507

Other Banks & Diversified Financials – 3.0%
Anglo Irish Bank Corp. PLC (a)	851,990	$0
Chiba Bank Ltd.	1,779,000	12,192,623
DnB NOR A.S.A.	2,212,519	34,213,804
Hachijuni Bank Ltd.	1,833,000	11,635,396
Joyo Bank Ltd.	2,666,000	12,548,470
Jyske Bank A.S. (a)	146,750	6,328,475
Sapporo Hokuyo Holdings, Inc.	2,134,100	11,149,667
Sydbank A.S.	266,233	6,898,505
Unione di Banche Italiane ScpA	1,264,891	12,776,959

		$107,743,899

Pharmaceuticals – 10.7%
Bayer AG	837,764	$64,948,144
GlaxoSmithKline PLC	5,191,998	99,680,717
Hisamitsu Pharmaceutical Co., Inc.	332,900	13,447,112
Roche Holding AG	630,484	95,071,368
Sanofi-Aventis	1,245,833	85,959,355
Santen, Inc.	717,600	28,060,063

		$387,166,759

Printing & Publishing – 0.4%
United Business Media Ltd.	1,188,327	$13,764,092

Real Estate – 0.9%
Deutsche Wohnen AG (a)	2,212,340	$33,231,016

Specialty Chemicals – 1.6%
Shin-Etsu Chemical Co. Ltd.	638,900	$36,815,232
Symrise AG	814,237	21,365,373

		$58,180,605

Specialty Stores – 0.6%
Esprit Holdings Ltd.	4,180,881	$20,636,013

Telecommunications - Wireless – 5.6%
KDDI Corp.	15,490	$100,553,746
Vodafone Group PLC	36,301,339	102,860,059

		$203,413,805

Telephone Services – 3.1%
China Unicom Ltd.	8,796,000	$14,682,589
Royal KPN N.V.	3,912,683	63,387,858
TDC A/S (a)	2,133,874	17,792,157
Telecom Italia S.p.A.	13,536,631	17,913,998

		$113,776,602

Tobacco – 4.2%
British American Tobacco PLC	2,017,097	$80,731,230
Japan Tobacco, Inc.	13,276	55,213,208
Swedish Match AB	469,221	14,816,881

		$150,761,319

3

MFS International Value Fund

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11 - continued

Issuer		Shares/Par	Value ($)
Common Stocks – continued
Trucking – 2.2%
Deutsche Post AG		1,454,640	$26,677,420
Yamato Holdings Co. Ltd.		3,201,300	51,465,433
			$78,142,853

Total Common Stocks			$3,436,173,594

Money Market Funds (v) – 4.3%
MFS Institutional Money Market Portfolio, 0.2%, at Net Asset Value		154,119,253	$154,119,253

Collateral for Securities Loaned – 0.1%
Navigator Securities Lending Prime Portfolio, at Net Asset Value		4,390,546	$4,390,546

Issuer/Expiration Date/Strike Price		Par Amount of Contracts	Value ($)
Call Options Purchased – 0.0%
EUR Currency - August 2011 @ JPY 120	EUR	76,195,271	$1,091,954
EUR Currency - January 2012 @ JPY 121	EUR	17,872,957	501,211
EUR Currency - May 2011 @ JPY 128	EUR	23,326,800	8,608

Total Call Options Purchased			$1,601,773

Put Options Purchased – 0.0%
JPY Currency - August 2011 @ $0.01	JPY	9,337,612,269	$168,077
JPY Currency - January 2012 @ $0.01	JPY	2,158,309,703	261,155
JPY Currency - May 2011 @ $0.01	JPY	2,784,977,300	0

Total Put Options Purchased			$429,232

Total Investments			$3,596,714,398

Other Assets, Less Liabilities – 0.4%			12,831,712

Net Assets – 100.0%			$3,609,546,110

(a)	Non-income producing security.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
IPS	International Preference Stock
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro
JPY	Japanese Yen

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS International Value Fund

Supplemental Information (Unaudited) 2/28/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2011 in valuing the fund’s assets or liabilities:

5

MFS International Value Fund

Supplemental Information (Unaudited) 2/28/11- continued

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$934,344,237	$—	$—	$934,344,237
Japan	—	874,104,039	—	874,104,039
Switzerland	430,043,612	—	—	430,043,612
France	274,644,828	—	—	274,644,828
Germany	251,761,186	—	—	251,761,186
Netherlands	215,144,800	—	—	215,144,800
Taiwan	42,808,319	43,706,766	—	86,515,085
Sweden	79,625,987	—	—	79,625,987
Italy	45,697,456	—	—	45,697,456
Other Countries	135,499,703	108,792,661	—	244,292,364
Mutual Funds	158,509,799	—	—	158,509,799
Purchased Currency Options	—	2,031,005	—	2,031,005

Total Investments	$2,568,079,927	$1,028,634,471	$—	$3,596,714,398

For further information regarding security characteristics, see the Portfolio of Investments. At February 28, 2011, the fund held one level 3 security valued at $0 which was also held and valued at $0 at May 31, 2010.

Of the level 2 investments presented above, equity investments amounting to $936,747,218 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$3,028,582,311

Gross unrealized appreciation	$651,694,516
Gross unrealized depreciation	(83,562,429)

Net unrealized appreciation (depreciation)	$568,132,087

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	87,990,822	669,897,313	(603,768,882)	154,119,253

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$213,008	$154,119,253

6

MFS International Value Fund

Supplemental Information (Unaudited) 2/28/11 - continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of February 28, 2011, are as follows:

United Kingdom	25.9%
Japan	24.2%
Switzerland	11.9%
France	7.6%
Germany	7.0%
Netherlands	6.0%
United States	4.4%
Taiwan	2.4%
Sweden	2.2%
Other Countries	8.4%

7

M F S®
INVESTMENT MANAGEMENT

MFS® Moderate Allocation Fund

QUARTERLY REPORT

February 28, 2011

MFS Moderate Allocation Fund

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds – 100.0%
MFS Commodity Strategy Fund - Class I	5,697,370	$78,851,600
MFS Core Growth Fund - Class I (a)	10,842,545	207,092,602
MFS Diversified Target Return Fund - Class I	2,774,063	25,743,304
MFS Emerging Markets Debt Fund - Class I	5,416,275	77,723,546
MFS Global Bond Fund - Class I	12,396,687	129,793,313
MFS Global Real Estate Fund - Class I	3,594,703	52,338,875
MFS Government Securities Fund - Class I	25,601,108	259,083,214
MFS High Income Fund - Class I	36,601,098	129,567,886
MFS Inflation-Adjusted Bond Fund - Class I	12,640,471	130,576,067
MFS International Growth Fund - Class I	2,927,745	77,702,350
MFS International New Discovery Fund - Class I	1,142,030	25,946,920
MFS International Value Fund - Class I	2,920,572	77,891,654
MFS Mid Cap Growth Fund - Class I (a)	18,598,846	183,012,644
MFS Mid Cap Value Fund - Class I	12,888,145	182,496,133
MFS New Discovery Fund - Class I	2,961,426	79,603,138
MFS Research Bond Fund - Class I	29,660,540	311,139,062
MFS Research Fund - Class I	7,796,531	206,997,898
MFS Research International Fund - Class I	9,484,690	155,928,300
MFS Value Fund - Class I	8,570,731	207,325,972

Total Underlying Affiliated Funds		$2,598,814,478

Money Market Funds (v) – 0.0%
MFS Institutional Money Market Portfolio, 0.2%, at Net Asset Value	173	$173

Total Investments		$2,598,814,651

Other Assets, Less Liabilities – 0.0%		1,044,175

Net Assets – 100.0%		$2,599,858,826

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

MFS Moderate Allocation Fund

Supplemental Information (Unaudited) 2/28/11

(1) Investment Valuations

Open-end investment companies (underlying affiliated funds) are generally valued at their net asset value per share. The investments of underlying affiliated funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying affiliated fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$2,598,814,651	$—	$—	$2,598,814,651

For further information regarding security characteristics, see the Portfolio of Investments.

2

MFS Moderate Allocation Fund

Supplemental Information (Unaudited) 2/28/11 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,097,908,640

Gross unrealized appreciation	$500,906,011
Gross unrealized depreciation	—

Net unrealized appreciation (depreciation)	$500,906,011

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	—	6,347,409	(650,039)	5,697,370
MFS Core Growth Fund	11,217,338	737,928	(1,112,721)	10,842,545
MFS Diversified Target Return Fund	2,214,138	598,949	(39,024)	2,774,063
MFS Emerging Markets Debt Fund	7,283,854	1,278,352	(3,145,931)	5,416,275
MFS Global Bond Fund	—	12,661,821	(265,134)	12,396,687
MFS Global Real Estate Fund	2,841,085	1,034,865	(281,247)	3,594,703
MFS Government Securities Fund	20,668,283	6,271,680	(1,338,855)	25,601,108
MFS High Income Fund	31,638,426	6,208,246	(1,245,574)	36,601,098
MFS Inflation-Adjusted Bond Fund	10,354,903	2,926,233	(640,665)	12,640,471
MFS Institutional Money Market Porfolio	—	18,195,504	(18,195,331)	173
MFS International Growth Fund	2,733,178	303,713	(109,146)	2,927,745
MFS International New Discovery Fund	1,088,602	111,388	(57,960)	1,142,030
MFS International Value Fund	2,674,299	304,736	(58,463)	2,920,572
MFS Mid Cap Growth Fund	18,362,093	1,617,988	(1,381,235)	18,598,846
MFS Mid Cap Value Fund	12,613,179	845,565	(570,599)	12,888,145
MFS New Discovery Fund	2,968,571	367,407	(374,552)	2,961,426
MFS Research Bond Fund	30,642,936	6,459,238	(7,441,634)	29,660,540
MFS Research Fund	8,019,837	629,760	(853,066)	7,796,531
MFS Research International Fund	8,988,553	800,364	(304,227)	9,484,690
MFS Value Fund	8,618,663	765,895	(813,827)	8,570,731

3

MFS Moderate Allocation Fund

Supplemental Information (Unaudited) 2/28/11 - continued

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers - continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions		Dividend Income	Ending Value
MFS Commodity Strategy Fund	$1,326,186	$		$195,999	$78,851,600
MFS Core Growth Fund	(2,313,296)		—	—	207,092,602
MFS Diversified Target Return Fund	(13,056)		—	612,436	25,743,304
MFS Emerging Markets Debt Fund	4,889,653		1,446,651	2,674,162	77,723,546
MFS Global Bond Fund	35,100		374,550	2,386,476	129,793,313
MFS Global Real Estate Fund	(149,610)		4,927,648	2,520,633	52,338,875
MFS Government Securities Fund	94,074		—	5,454,991	259,083,214
MFS High Income Fund	(663,335)		—	6,267,231	129,567,886
MFS Inflation-Adjusted Bond Fund	62,340		436,908	1,751,444	130,576,067
MFS Institutional Money Market Porfolio	—		—	438	173
MFS International Growth Fund	(91,537)		—	672,534	77,702,350
MFS International New Discovery Fund	6,037		—	273,169	25,946,920
MFS International Value Fund	(88,131)		—	874,526	77,891,654
MFS Mid Cap Growth Fund	1,708,203		—	—	183,012,644
MFS Mid Cap Value Fund	160,180		—	1,378,498	182,496,133
MFS New Discovery Fund	1,490,180		4,272,087	—	79,603,138
MFS Research Bond Fund	945,154		—	8,314,540	311,139,062
MFS Research Fund	307,708		—	1,758,457	206,997,898
MFS Research International Fund	(383,085)		—	2,145,592	155,928,300
MFS Value Fund	(513,439)		—	2,329,531	207,325,972

	$6,809,326		$11,457,844	$39,610,657	$2,598,814,651

4

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST X

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: April 15, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: April 15, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 15, 2011

*	Print name and title of each signing officer under his or her signature.